Convertible Loans (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 27, 2017	Feb. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of loans and advances to customers [text block] [Abstract]
Convertible loan agreements, description	The Company entered into convertible loan agreements dated November 27, 2017 (“Convertible Loans”) with three individuals, of which one is an officer of the Company (the “Lenders”), for an aggregate amount of $144. The loans are convertible at any time and at each Lender’s sole discretion, into an aggregate total of 956,333 Ordinary shares of the Company or repaid at the earlier of (i) the lapse of five years; (ii) an initial public offering of the Company’s shares or (iii) upon a Deemed Liquidation Event as defined in the Company’s Articles of Association. The loans bear 2% interest compounded annually. In addition, the Lenders were granted the right to purchase a total of 2,690,623 INX Tokens.
Convertible loans received			$ 0	$ 3	$ 144
Fair value of tokens					5
Fair value of loans received.					$ 93
Interest rate percent					60.00%
Loan balances					$ 46
Aggregate of ordinary share (in Shares)		956,333